DERIVATIVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Derivative Assets at Fair Value	$ 35,926
Gain on derivatives	1,820
Linked Transactions Derivatives	35,926
Real Estate Securities Derivatives
Derivative Assets at Fair Value	1,452
Gain on derivatives	(11)
Linked Transactions Derivatives	9,952	[1]
Real Estate Securities Repurchase Agreements Derivatives
Linked Transactions Derivatives	(8,500)	[2]
Non-Performing Loans Derivatives
Derivative Assets at Fair Value	34,474
Gain on derivatives	1,831
Linked Transactions Derivatives	95,014	[3]
Non-Performing Loans Repurchase Agreements Derivatives
Linked Transactions Derivatives	$ (60,540)	[2]

[1]	Real estate securities that had a current face amount of $10.0 million, as of December 31, 2013, which represents the notional amount of the linked transaction.
[2]	Represents their face amount that approximates fair value. Amounts for repurchase agreements related to non-performing loans also includes $0.4 million of accrued interest and deferred financing costs.
[3]	Non-performing loans that had a UPB of $164.6 million as of December 31, 2013, which represents the notional amount of the linked transaction.